Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets Subject To Amortization
Intangible assets subject to amortization as of December 31, 2022 consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)
Data rights	6	$63,748	$27,508	$36,240
Marketing products	7	56,178	23,570	32,608
Technology	1	100,999	70,312	30,687
Capitalized software	2	103,568	53,855	49,713

Total intangible assets		$324,493	$175,245	$149,248

Intangible assets subject to amortization as of December 31, 2021 consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)
Data rights	7	$71,266	$23,625	$47,641
Marketing products	6	62,803	12,786	50,017
Technology	2	112,698	54,811	57,887
Capitalized software	2	70,494	34,820	35,674

Total intangible assets		$317,261	$126,042	$191,219

Summary Of Expected Amortization Of Intangible Assets
As of December 31, 2022, expected amortization of intangible assets
for each of the five succeeding fiscal years and thereafter is as follows:

Fiscal Years	(in thousands)
2023	$63,224
2024	37,779
2025	15,346
2026	7,926
2027	7,926
Thereafter	17,047

Total	$149,248